As filed with the Securities and Exchange Commission on November 17, 2016

File Nos. 333-123998

811-21749

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 30

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32

CRM Mutual Fund Trust

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-326-5334

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Lea Anne Copenhefer, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)

☐ On [         ] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph a(1)

☐ On [                    ] pursuant to paragraph a(1)

☐ 75 days after filing pursuant to paragraph a(2)

☐ On [date] pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on November 17, 2016.

CRM MUTUAL FUND TRUST

By:	/s/Ronald H. McGlynn
Ronald H. McGlynn
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated below on November 17, 2016.

	SIGNATURE	TITLE

	/s/Ronald H. McGlynn	President
Ronald H. McGlynn

	* /s/ Louis Ferrante	Trustee
Louis Ferrante

	* /s/ Louis Klein, Jr.	Trustee
Louis Klein, Jr.

	/s/Carlos A. Leal	Chief Financial Officer and Trustee
Carlos A. Leal

	* /s/ Clement C. Moore, II	Trustee
Clement C. Moore, II

* By	/s/Carlos A. Leal
Carlos A. Leal, Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase